INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
Income Before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

PRC	936,154,635	881,077,042	1,229,776,487	195,391,805
Non-PRC	7,924,628	16,518,504	37,215,603	5,912,964

Total	944,079,263	897,595,546	1,266,992,090	201,304,769

Income Tax Expenses

Income tax expenses consist of:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Current income taxes	83,328,105	121,303,259	268,076,187	42,593,017
Deferred income tax (benefits)/expenses	1,731,905	(31,980,857)	84,302,034	13,394,244

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	236,019,816	224,398,887	316,748,023	50,326,193
Favorable tax rate	(49,059,531)	(25,488,282)	(130,226,808)	(20,690,956)
Tax holiday	(71,351,432)	(105,110,278)	(12,694,680)	(2,016,982)
Non-deductible expenses (non-taxable income), net	(4,718,414)	7,679,477	3,904,248	620,323
Additional 50% tax deduction for qualified research and development expenses	(10,380,859)	(15,257,615)	(18,935,961)	(3,008,621)
Tax exempted VAT refund	(12,779,323)	—	—	—
Change in valuation allowance	—	—	2,885,413	458,446
Deferred tax benefits on future tax rate difference	(2,670,247)	(3,659,750)	(58,833,362)	(9,347,680)
One-time withholding tax accrual for dividend	—	—	259,415,894	41,217,035
Provision-to-return adjustment	—	6,759,963	(9,884,546)	(1,570,497)

Taxation for the year	85,060,010	89,322,402	352,378,221	55,987,261

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Basic	0.32	0.46	0.05	0.01
Diluted	0.30	0.45	0.05	0.01

Tax Effects of Temporary Differences that Give Rise to Deferred Tax

The tax effects of temporary differences that give rise to deferred tax at December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax assets
Deferred revenue and advance from distributors	77,208,660	151,140,044	24,013,734
Accrued expenses	12,142,057	18,344,188	2,914,598
Allowance for doubtful debt	1,127,960	611,274	97,122
Share-based compensation expense	8,117,107	5,036,662	800,245
Tax loss	7,149,387	7,532,367	1,196,773
Less: valuation allowance	—	(2,885,413)	(458,446)

Net current deferred tax assets	105,745,171	179,779,122	28,564,026

Non-current deferred tax assets
Intangible assets amortization	11,069,031	11,357,297	1,804,492
Share-based compensation expense	2,076,457	2,826,219	449,041
Deferred revenue	—	2,916,666	463,412

Net non-current deferred tax assets	13,145,488	17,100,182	2,716,945

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Current deferred tax liabilities
Intangible assets amortization	624,770	—	—
Deferred revenue	—	2,408,961	382,746
Withholding tax	—	145,810,671	23,166,982

Net current deferred tax liabilities	624,770	148,219,632	23,549,728

Non-current deferred tax liabilities
Intangible assets amortization	186,496	298,980	47,503
Upfront fee amortization	—	14,583,333	2,317,058

Net non-current deferred tax liabilities	186,496	14,882,313	2,364,561

Activity Related to Group's Unrecognized Tax Benefits

The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2010 to December 31, 2011:

RMB
Balance as of January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010 and January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011	44,451,522

Balance as of December 31, 2011 (US$)	7,062,636